Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Payments under Operating Lease Agreements

Year ending March 31, 2020	$53
Year ending March 31, 2021	4
Total minimum lease payments	$57

Schedule of Future Rental Income

Year ending March 31, 2020	$1,291
Year ending March 31, 2021	274
Year ending March 31, 2022	6
Total minimum future rental income	$1,571